FORWARD FUNDS

Supplement dated October 14, 2011

to the

Forward Global Credit Long/Short Fund Investor Class and Institutional Class Prospectus (“No-Load Prospectus”) and Forward Global Credit Long/Short Fund Class C and Class M Prospectus (“Load Prospectus,” together with the No-Load Prospectus, the “Prospectuses”)

each dated September 30, 2011

IMPORTANT NOTICE REGARDING CHANGE IN PRINCIPAL UNDERWRITER/DISTRIBUTOR

At a meeting of the Board of Trustees of Forward Funds (the “Trust”) held on September 8, 2011, the Trustees, including each of the Trustees of the Trust who is not an “interested person” as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, approved a change of the Trust’s principal underwriter/distributor.

Effective on or about December 1, 2011, Forward Securities, LLC will replace ALPS Distributors, Inc. as the current principal underwriter/distributor for the Trust. Accordingly, effective on or about December 1, 2011, all references in the Prospectuses to ALPS Distributors, Inc. as the current principal underwriter/distributor for the Trust shall be replaced with references to:

Forward Securities, LLC

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PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

SUPP GLB FSI PRO 10142011

FORWARD FUNDS

Supplement dated October 14, 2011

to the

Forward Global Credit Long/Short Fund Statement of Additional Information (the “SAI”)

dated September 30, 2011

IMPORTANT NOTICE REGARDING CHANGE IN PRINCIPAL UNDERWRITER/DISTRIBUTOR

At a meeting of the Board of Trustees of Forward Funds (the “Trust”) held on September 8, 2011, the Trustees, including each of the Trustees of the Trust who is not an “interested person” as that term is defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended, approved a change of the Trust’s principal underwriter/distributor.

Effective on or about December 1, 2011, Forward Securities, LLC will replace ALPS Distributors, Inc. as the current principal underwriter/distributor for the Trust. Accordingly, effective on or about December 1, 2011, all references in the SAI to ALPS Distributors, Inc. as the current principal underwriter/distributor for the Trust shall be replaced with references to:

Forward Securities, LLC

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Additionally, effective upon Forward Securities, LLC replacing ALPS Distributors, Inc. as the current principal underwriter/distributor for the Trust, the following sentence shall replace the second sentence under the heading/sub-heading “INVESTMENT ADVISORY AND OTHER SERVICES – Distributor” on page 14 of the SAI:

Shares of the Fund are distributed pursuant to a Distribution Agreement (the “Distribution Agreement”), between the Trust and the Distributor, Forward Securities, LLC, 101 California Street, Suite 1600, San Francisco, CA 94111.

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PLEASE KEEP THIS SUPPLEMENT FOR FUTURE REFERENCE

SUPP GLB FSI SAI 10142011